INVENTORIES - NET (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Inventory impairment provision		$ (49,620)		$ 49,929	$ 86,073	$ 163,037	$ 1,326,355
Inventory deletion		37,200	$ 234,841	93,131	506,387	692,823	528,309
Inventory impairment reserve remained unchanged value	$ 212,638	225,058
Inventory impairment reserve decreased value	$ 268,260	$ 225,058	377,732	$ 225,058	377,732	$ 268,260	$ 798,046	$ 212,638	$ 551,925
Replaced Warrant [Member]
Class of Warrant or Right [Line Items]
Inventory impairment provision			(60,648)		(86,073)
Inventory deletion			234,841		506,387
Inventory impairment reserve decreased value			377,732		377,732				$ 551,925	$ 798,046
Inventory impairment reserve decreased value			$ 377,732		$ 377,732